Shareholder remuneration system and earnings per share - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Diluted earnings per share [abstract]
Profit/(loss) attributable to the parent	€ 3,675	€ (10,798)
Remuneration of contingently convertible preference shares (CCP) (million euros)	(271)	(278)
Profit attributable to ordinary equity holders of parent including dilutive effects	3,404	(11,076)
Profit or Loss from discontinued operations (non-controlling interest net) (million euros)	0	0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million euros)	€ 3,404	€ (11,076)
Weighted average number of shares outstanding (in shares)	17,309,951,841	16,598,649,355
Dilutive effect of options/rights on shares (in shares)	48,815,931
Impact factor correction (a)		721,680,407
Adjusted number of shares (in shares)	17,358,767,772	17,320,329,762
Total diluted earnings (loss) per share (eur per share)	€ 0.20	€ (0.64)
Diluted earnings per share from discontinued operations (eur per share)	0	0
Diluted earnings per share from continuing operations (eur per share)	€ 0.20	€ (0.64)